Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
Chile [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	5.96%	5.52%
Argentina [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	24.55%	31.88%